Note Allowance for loan losses (Quantitative information by loan class for loans modified as T D R) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) loans	Dec. 31, 2014 USD ($) loans
Troubled Debt Restructuring
Loan count | loans	3,414	3,766
Pre-Modification Recorded Investment	$ 198,656	$ 343,760
Post Modification Recorded Investment	217,486	343,643
Increase (decrease) in the allowance for loan losses as a result of modification	$ 20,485	$ 18,971
Commercial multi-family
Troubled Debt Restructuring
Loan count | loans	2	0
Pre-Modification Recorded Investment	$ 551	$ 0
Post Modification Recorded Investment	551	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 2	$ 0
CRE non-owner occupied
Troubled Debt Restructuring
Loan count | loans	21	13
Pre-Modification Recorded Investment	$ 69,442	$ 17,565
Post Modification Recorded Investment	69,595	17,645
Increase (decrease) in the allowance for loan losses as a result of modification	$ 14,339	$ (865)
CRE owner occupied
Troubled Debt Restructuring
Loan count | loans	59	37
Pre-Modification Recorded Investment	$ 20,323	$ 48,403
Post Modification Recorded Investment	19,195	47,754
Increase (decrease) in the allowance for loan losses as a result of modification	$ 889	$ 2,002
Commercial and industrial
Troubled Debt Restructuring
Loan count | loans	50	80
Pre-Modification Recorded Investment	$ 22,818	$ 130,818
Post Modification Recorded Investment	23,757	129,561
Increase (decrease) in the allowance for loan losses as a result of modification	$ (6,994)	$ 6,728
Construction
Troubled Debt Restructuring
Loan count | loans	2	4
Pre-Modification Recorded Investment	$ 308	$ 11,358
Post Modification Recorded Investment	298	11,485
Increase (decrease) in the allowance for loan losses as a result of modification	$ (170)	$ (570)
Mortgages
Troubled Debt Restructuring
Loan count | loans	644	686
Pre-Modification Recorded Investment	$ 53,575	$ 101,113
Post Modification Recorded Investment	70,527	100,634
Increase (decrease) in the allowance for loan losses as a result of modification	$ 6,128	$ 4,656
Legacy
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0
Leasing
Troubled Debt Restructuring
Loan count | loans	23	63
Pre-Modification Recorded Investment	$ 651	$ 1,628
Post Modification Recorded Investment	651	1,632
Increase (decrease) in the allowance for loan losses as a result of modification	$ 148	$ 361
Credit cards
Troubled Debt Restructuring
Loan count | loans	1,502	1,723
Pre-Modification Recorded Investment	$ 12,857	$ 14,207
Post Modification Recorded Investment	14,552	16,193
Increase (decrease) in the allowance for loan losses as a result of modification	$ 2,238	$ 2,584
Home equity lines of credit
Troubled Debt Restructuring
Loan count | loans	4	5
Pre-Modification Recorded Investment	$ 197	$ 251
Post Modification Recorded Investment	295	250
Increase (decrease) in the allowance for loan losses as a result of modification	$ 79	$ 67
Personal
Troubled Debt Restructuring
Loan count | loans	1,044	1,032
Pre-Modification Recorded Investment	$ 17,671	$ 17,814
Post Modification Recorded Investment	17,734	17,881
Increase (decrease) in the allowance for loan losses as a result of modification	$ 3,771	$ 3,935
Auto
Troubled Debt Restructuring
Loan count | loans	14	18
Pre-Modification Recorded Investment	$ 142	$ 278
Post Modification Recorded Investment	199	289
Increase (decrease) in the allowance for loan losses as a result of modification	$ 35	$ 16
Other
Troubled Debt Restructuring
Loan count | loans	49	105
Pre-Modification Recorded Investment	$ 121	$ 325
Post Modification Recorded Investment	132	319
Increase (decrease) in the allowance for loan losses as a result of modification	$ 20	$ 57
PUERTO RICO
Troubled Debt Restructuring
Loan count | loans	3,378	3,743
Pre-Modification Recorded Investment	$ 195,643	$ 341,167
Post Modification Recorded Investment	213,349	340,790
Increase (decrease) in the allowance for loan losses as a result of modification	$ 19,579	$ 18,540
PUERTO RICO | Commercial multi-family
Troubled Debt Restructuring
Loan count | loans	2	0
Pre-Modification Recorded Investment	$ 551	$ 0
Post Modification Recorded Investment	551	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 2	$ 0
PUERTO RICO | CRE non-owner occupied
Troubled Debt Restructuring
Loan count | loans	21	13
Pre-Modification Recorded Investment	$ 69,442	$ 17,565
Post Modification Recorded Investment	69,595	17,645
Increase (decrease) in the allowance for loan losses as a result of modification	$ 14,339	$ (865)
PUERTO RICO | CRE owner occupied
Troubled Debt Restructuring
Loan count | loans	59	37
Pre-Modification Recorded Investment	$ 20,323	$ 48,403
Post Modification Recorded Investment	19,195	47,754
Increase (decrease) in the allowance for loan losses as a result of modification	$ 889	$ 2,002
PUERTO RICO | Commercial and industrial
Troubled Debt Restructuring
Loan count | loans	50	80
Pre-Modification Recorded Investment	$ 22,818	$ 130,818
Post Modification Recorded Investment	23,757	129,561
Increase (decrease) in the allowance for loan losses as a result of modification	$ (6,994)	$ 6,728
PUERTO RICO | Construction
Troubled Debt Restructuring
Loan count | loans	2	4
Pre-Modification Recorded Investment	$ 308	$ 11,358
Post Modification Recorded Investment	298	11,485
Increase (decrease) in the allowance for loan losses as a result of modification	$ (170)	$ (570)
PUERTO RICO | Mortgages
Troubled Debt Restructuring
Loan count | loans	614	668
Pre-Modification Recorded Investment	$ 50,789	$ 98,771
Post Modification Recorded Investment	66,715	98,031
Increase (decrease) in the allowance for loan losses as a result of modification	$ 5,304	$ 4,292
PUERTO RICO | Leasing
Troubled Debt Restructuring
Loan count | loans	23	63
Pre-Modification Recorded Investment	$ 651	$ 1,628
Post Modification Recorded Investment	651	1,632
Increase (decrease) in the allowance for loan losses as a result of modification	$ 148	$ 361
PUERTO RICO | Credit cards
Troubled Debt Restructuring
Loan count | loans	1,502	1,723
Pre-Modification Recorded Investment	$ 12,857	$ 14,207
Post Modification Recorded Investment	14,552	16,193
Increase (decrease) in the allowance for loan losses as a result of modification	$ 2,238	$ 2,584
PUERTO RICO | Home equity lines of credit
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0
PUERTO RICO | Personal
Troubled Debt Restructuring
Loan count | loans	1,042	1,032
Pre-Modification Recorded Investment	$ 17,641	$ 17,814
Post Modification Recorded Investment	17,704	17,881
Increase (decrease) in the allowance for loan losses as a result of modification	$ 3,768	$ 3,935
PUERTO RICO | Auto
Troubled Debt Restructuring
Loan count | loans	14	18
Pre-Modification Recorded Investment	$ 142	$ 278
Post Modification Recorded Investment	199	289
Increase (decrease) in the allowance for loan losses as a result of modification	$ 35	$ 16
PUERTO RICO | Other
Troubled Debt Restructuring
Loan count | loans	49	105
Pre-Modification Recorded Investment	$ 121	$ 325
Post Modification Recorded Investment	132	319
Increase (decrease) in the allowance for loan losses as a result of modification	$ 20	$ 57
UNITED STATES
Troubled Debt Restructuring
Loan count | loans	36	23
Pre-Modification Recorded Investment	$ 3,013	$ 2,593
Post Modification Recorded Investment	4,137	2,853
Increase (decrease) in the allowance for loan losses as a result of modification	$ 906	$ 431
UNITED STATES | Commercial multi-family
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0
UNITED STATES | CRE non-owner occupied
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0
UNITED STATES | CRE owner occupied
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0
UNITED STATES | Commercial and industrial
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0
UNITED STATES | Construction
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0
UNITED STATES | Mortgages
Troubled Debt Restructuring
Loan count | loans	30	18
Pre-Modification Recorded Investment	$ 2,786	$ 2,342
Post Modification Recorded Investment	3,812	2,603
Increase (decrease) in the allowance for loan losses as a result of modification	$ 824	$ 364
UNITED STATES | Legacy
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0
UNITED STATES | Credit cards
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0
UNITED STATES | Home equity lines of credit
Troubled Debt Restructuring
Loan count | loans	4	5
Pre-Modification Recorded Investment	$ 197	$ 251
Post Modification Recorded Investment	295	250
Increase (decrease) in the allowance for loan losses as a result of modification	$ 79	$ 67
UNITED STATES | Personal
Troubled Debt Restructuring
Loan count | loans	2	0
Pre-Modification Recorded Investment	$ 30	$ 0
Post Modification Recorded Investment	30	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 3	$ 0
UNITED STATES | Auto
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0
UNITED STATES | Other
Troubled Debt Restructuring
Loan count | loans	0	0
Pre-Modification Recorded Investment	$ 0	$ 0
Post Modification Recorded Investment	0	0
Increase (decrease) in the allowance for loan losses as a result of modification	$ 0	$ 0